Contents of Significant Accounts - Operating Revenues - Additional Information (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of additional information about revenue [Abstract]
Revenue that was included in contract liability balance at beginning of period	$ 1,790	$ 3,416
Transaction price allocated to unsatisfied performance obligations	288	355
Asset recognized from the cost to fulfill a contract with customer	$ 1,186	$ 584